Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of inventories

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Raw materials	$20,288	$15,550
Work in-progress	28,159	19,955
Finished products	17,989	8,741
Total inventories at the lower of cost and net realizable value	$66,436	$44,246